Notes Payable and Other Debt (Narrative) (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 10, 2017	Dec. 08, 2016	Mar. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
Debt Instrument [Line Items]
Total debt			$ 71,833,000	$ 79,970,000
Fixed interest rate (percentage)									18.00%
Long-term debt			$ 74,120,000	$ 82,357,000			$ 125,676,000
Minimum
Debt Instrument [Line Items]
Amortization of deferred financing costs, percentage			0.08%
Prepayment penalties percentage			4.00%	4.00%
Maximum
Debt Instrument [Line Items]
Amortization of deferred financing costs, percentage			0.53%
Prepayment penalties percentage			6.00%	6.00%
Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Total debt				$ 5,639,000			51,128,000
Long-term debt			$ 5,586,000	$ 5,639,000
Senior debt—other mortgage indebtedness | Minimum
Debt Instrument [Line Items]
Amortization of deferred financing costs, percentage				0.00%
Senior debt—other mortgage indebtedness | Maximum
Debt Instrument [Line Items]
Amortization of deferred financing costs, percentage				0.86%
Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Annual renewal fee for the USDA guarantee (as a percent)			0.25%	0.25%
Prepayment penalties declining percentage Capped			1.00%	1.00%
Long-term debt				$ 22,518,000			26,463,000
Senior debt—guaranteed by USDA | Minimum
Debt Instrument [Line Items]
Percentage of principal amount insured (percentage)			70.00%	70.00%
Senior debt—guaranteed by USDA | Maximum
Debt Instrument [Line Items]
Percentage of principal amount insured (percentage)			80.00%	80.00%
Senior debt—bonds
Debt Instrument [Line Items]
Long-term debt				$ 7,145,000			7,230,000
Convertible Subordinated Notes Due April 30, 2017 (Convertible Notes)
Debt Instrument [Line Items]
Fixed interest rate (percentage)		10.00%
Conversion of stock, purchase price per principal amount		$ 1,000
Stock redeemed	$ 6,700,000
Bonds | Senior debt—bonds
Debt Instrument [Line Items]
Amortization of deferred financing costs, percentage				0.26%
Total debt				$ 7,145,000			7,230,000
Long-term debt			$ 7,145,000	7,145,000
Other debt
Debt Instrument [Line Items]
Total debt						$ 1,063,000	2,638,000
Long-term debt			1,479,000	1,063,000
Other debt | South Carolina Department of Health & Human Services
Debt Instrument [Line Items]
Total debt			$ 369,000	0
Fixed interest rate (percentage)			5.75%
Convertible debt
Debt Instrument [Line Items]
Total debt				9,200,000			$ 9,200,000
Fixed interest rate (percentage)								14.00%
Long-term debt			$ 2,500,000	$ 9,200,000
Convertible debt | Minimum
Debt Instrument [Line Items]
Amortization of deferred financing costs, percentage			0.25%	0.08%
Convertible debt | Maximum
Debt Instrument [Line Items]
Amortization of deferred financing costs, percentage			1.92%	1.92%
Subsequent Event | Convertible Subordinated Notes Due April 30, 2017 (Convertible Notes)
Debt Instrument [Line Items]
Stock redeemed	6,700,000
Long-term debt	$ 1,000,000				$ 1,000,000